Other Income (Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Component of Other Income, Nonoperating [Line Items]
Net realized gains (losses) on dispositions of investments in affiliates	¥ (46)	¥ 1,888	¥ (3)
Net realized gains (losses) on dispositions of marketable securities and other investments	(125)	1,802	792
Other-than-temporary impairment loss on marketable securities and other investments	(902)	(3,055)	(10,928)
Foreign exchange gains (losses), net	(409)	4,409	(913)
Rental revenue received	1,447	1,270	2,378
Dividends income	3,675	3,999	5,649
Penalties and compensation for damages	1,460	1,840	2,173
Bad debt expenses	(1)	(35)	(2,454)
Other, net	(773)	1,263	(333)
Total	¥ 4,326	¥ 13,381	¥ (3,639)